Pension Plans, Retirement Benefits and Savings Plans (details) - Level 3 Changes (Pension Plans [Member], USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2013 Other investments [Member]	Dec. 31, 2012 Other investments [Member]	Dec. 31, 2013 Other investments [Member] Level 3 [Member]	Dec. 31, 2012 Other investments [Member] Level 3 [Member]
Changes in Level 3 fair value category [Roll Forward]
Fair value of plan assets, balance, beginning of year	$ 3,203	$ 2,859	$ 2,500	$ 4	$ 6	$ 4	$ 6	$ 6	$ 18
Actual return on plan assets, relating to assets still held								1	2
Level 3 fair value category sales								(3)	(12)
Gross transfers out of Level 3									(2)
Fair value of plan assets, balance, end of year	$ 3,203	$ 2,859	$ 2,500	$ 4	$ 6	$ 4	$ 6	$ 4	$ 6